EARNINGS PER SHARE (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Dec. 28, 2012		Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011		Sep. 30, 2011		Jul. 01, 2011	Apr. 01, 2011	Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Goodwill [Abstract]
Goodwill impairment						$ 27.7	[1]	$ 798.1	[1]					$ 825.8
Weighted-average shares of common stock outstanding:
Weighted-average shares of common stock outstanding	74.5	[2]	74.5	74.2	74.0	76.3		77.4	[2]	77.2	78.4	74.3	[2]	77.3	[2]	81.0	[2]
Effect of dilutive stock options, restricted stock awards and units and employee stock purchase plan shares												0.2	[3]			0.3	[3]
Weighted-average shares of common stock outstanding - Diluted	74.6		74.6	74.6	74.3	76.4		77.4		77.7	78.8	74.5		77.3		81.3
Anti-dilutive equity awards not included in components of weighted-average shares of common stock outstanding												1.1		1.0		0.9

[1]	For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively. During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, “Goodwill and Intangible Assets.”
[2]	Weighted-average shares of common stock outstanding is net of treasury stock.
[3]	No dilution was applied to our basic weighted-average shares outstanding for the year ended December 30, 2011 due to a goodwill impairment charge that resulted in a net loss for the year.